Schedule of Investments (unaudited) April 30, 2019	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 10.2%
iShares Core High Dividend ETF(a)(b)	171,996	$16,408,418
iShares Preferred & Income Securities ETF(a)(b)	430,346	15,759,271

		32,167,689
Domestic Real Estate — 15.1%
iShares Mortgage Real Estate ETF(a)	1,084,333	47,862,459

International Equity — 14.9%
iShares International Select Dividend ETF(a)(b)	1,490,429	47,231,695

International Fixed Income — 24.6%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(b)	693,349	30,368,686
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	431,664	47,396,707

		77,765,393
Investment Grade Bonds — 15.2%
iShares Intermediate-Term Corporate Bond ETF(a)(b)	867,796	47,919,695

Non-Investment Grade Bonds — 20.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	728,456	63,331,965

Total Investment Companies — 100.0% (Cost: $322,887,568)		316,278,896

Security	Shares	Value

Short-Term Investments

Money Market Funds — 19.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(a)(c)(d)	61,250,298	$61,274,798
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	88,235	88,235

		61,363,033

Total Short-Term Investments — 19.4% (Cost: $ 61,348,321)		61,363,033

Total Investments in Securities — 119.4% (Cost: $ 384,235,889)		377,641,929

Other Assets, Less Liabilities — (19.4)%		(61,296,326)

Net Assets — 100.0%		$316,345,603

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	83,105,244	—		(21,854,946	)(a)	61,250,298	$61,274,798	$575,165	(b)	$977	$3,087
BlackRock Cash Funds: Treasury, SL Agency Shares	22,519	65,716	(a)	—		88,235	88,235	7,030		—	—
iShares Core High Dividend ETF	254,175	173,790		(255,969)		171,996	16,408,418	176,238		3,021,595	(2,074,373)
iShares Emerging Markets Dividend ETF	100,486	405,280		(505,766)		—	—	157,990		647,042	8,084
iShares iBoxx $ High Yield Corporate Bond ETF	753,727	104,440		(129,711)		728,456	63,331,965	2,502,340		(143,194)	727,907
iShares iBoxx $ Investment Grade Corporate Bond ETF	140,598	2,288		(142,886)		—	—	139,066		(535,129)	156,774
iShares Intermediate-Term Corporate Bond ETF	—	1,014,580		(146,784)		867,796	47,919,695	1,222,970		(20,457)	1,422,498
iShares International Select Dividend ETF	1,142,426	582,593		(234,590)		1,490,429	47,231,695	1,634,019		764,849	(2,876,661)
iShares J.P. Morgan EM Local Currency Bond ETF	348,763	431,598		(87,012)		693,349	30,368,686	496,183		(102,769)	(851,508)
iShares J.P. Morgan USD Emerging Markets Bond ETF	444,116	70,283		(82,735)		431,664	47,396,707	2,107,195		(232,341)	497,833
iShares MBS ETF	468,169	97,727		(565,896)		—	—	232,359		(1,221,109)	1,619,377
iShares Mortgage Real Estate ETF	1,099,409	187,090		(202,166)		1,084,333	47,862,459	2,868,720		70,094	(864,478)
iShares MSCI EAFE Value ETF	—	227,410		(227,410)		—	—	—		(601,783)	—
iShares Preferred and Income Securities ETF	435,625	73,835		(79,114)		430,346	15,759,271	669,403		(11,846)	(381,092)

							$377,641,929	$12,788,678		$1,635,929	$(2,612,552)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Morningstar Multi-Asset Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$316,278,896	$—	$—	$316,278,896
Money Market Funds	61,363,033	—	—	61,363,033

	$377,641,929	$—	$—	$377,641,929

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